Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2023 Equity Incentive Plan
Amount Registered | shares	3,650,088
Proposed Maximum Offering Price per Unit	5.82
Maximum Aggregate Offering Price	$ 21,243,512.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,933.73
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall cover any additional shares of the Registrant’s common stock that become issuable under the 2023 Equity Incentive Plan (the “2023 Plan”) and the 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)
Represents an automatic annual increase on January 1, 2026 equal to 5% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the preceding year, which annual increase is provided for in the 2023 Plan.
(3)
Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $5.82 per share, which represents the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Market on March 25, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2023 Employee Stock Purchase Plan
Amount Registered | shares	477,200
Proposed Maximum Offering Price per Unit	4.94
Maximum Aggregate Offering Price	$ 2,357,368
Fee Rate	0.01381%
Amount of Registration Fee	$ 325.55
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall cover any additional shares of the Registrant’s common stock that become issuable under the 2023 Equity Incentive Plan (the “2023 Plan”) and the 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(4)
Represents an automatic annual increase on January 1, 2026 equal to 1% of the total number of shares of the Registrant’s common stock outstanding on December 31 of the preceding year, which annual increase is provided for in the 2023 ESPP.
(5)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $5.82 per share, which represents the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Market on March 25, 2026. Pursuant to the 2023 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the common stock on (i) the first trading day of the offering period or (ii) the exercise date.